Statements of Consolidated Cash Flows (Parenthetical) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2009
Cash Flows from Investing Activities
Cash acquired from businesses acquisition	$ 168	$ 185